BFS Equity Fund
Schedule of Investments
February 29, 2024 - (Unaudited)
COMMON STOCKS — 93.89% Shares Fair Value
Aerospace & Defense — 1.73%
Northrop Grumman Corp. 2,000 $ 922,040
Banking — 4.77%
Bank of America Corp. 20,000 690,400
JPMorgan Chase & Co. 10,000 1,860,600
2,551,000
Beverages — 1.24%
PepsiCo, Inc. 4,000 661,360
Biotech & Pharmaceuticals — 1.12%
Zoetis, Inc., Class A 3,000 594,990
Cable & Satellite — 1.20%
Comcast Corp., Class A 15,000 642,750
Chemicals — 2.71%
Ecolab, Inc. 2,000 449,680
Sherwin-Williams Co. (The) 3,000 996,090
1,445,770
E-Commerce Discretionary — 3.98%
Amazon.com, Inc.
(a)
12,000 2,121,120
Electrical Equipment — 2.53%
Vertiv Holdings Co., Class A 20,000 1,352,400
Energy Equipment & Services — 0.91%
Schlumberger Ltd. 10,000 483,300
Health Care Facilities & Services — 4.17%
IQVIA Holdings, Inc.
(a)
4,000 988,640
UnitedHealth Group, Inc. 2,500 1,234,000
2,222,640
Home Construction — 2.10%
D.R. Horton, Inc. 7,500 1,120,800
Insurance — 1.90%
Marsh & McLennan Cos., Inc. 5,000 1,011,350
Internet Media & Services — 9.33%
Alphabet, Inc., Class A
(a)
20,000 2,769,200
Meta Platforms, Inc., Class A 4,500 2,205,585
4,974,785
Machinery — 4.35%
Caterpillar, Inc. 1,000 333,960
Deere & Co. 2,500 912,625
Parker-Hannifin Corp. 2,000 1,070,900
2,317,485
Medical Equipment & Devices — 6.76%
Danaher Corp. 4,000 1,012,560
GE HealthCare Technologies, Inc. 8,000 730,240
Stryker Corp. 2,500 872,675

BFS Equity Fund
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)
COMMON STOCKS — 93.89% - continued Shares Fair Value
Medical Equipment & Devices — 6.76% - continued
Thermo Fisher Scientific, Inc. 1,750 $ 997,815
3,613,290
Metals & Mining — 0.45%
Agnico Eagle Mines Ltd. 5,000 240,300
Oil & Gas Producers — 3.16%
ConocoPhillips 15,000 1,688,100
Retail - Consumer Staples — 3.48%
Costco Wholesale Corp. 2,500 1,859,725
Retail - Discretionary — 4.11%
Academy Sports & Outdoors, Inc. 10,000 747,200
Lowe's Companies, Inc. 6,000 1,444,020
2,191,220
Semiconductors — 5.60%
Applied Materials, Inc. 5,000 1,008,100
NVIDIA Corp. 2,500 1,977,800
2,985,900
Software — 13.30%
Adobe, Inc.
(a)
2,000 1,120,560
Microsoft Corp. 9,000 3,722,761
Oracle Corp. 15,000 1,675,200
SS&C Technologies Holdings, Inc. 9,000 573,840
7,092,361
Specialty Finance — 1.03%
American Express Co. 2,500 548,550
Specialty Retail — 2.85%
Home Depot, Inc. (The) 4,000 1,522,440
Technology Hardware — 4.23%
Apple, Inc. 12,500 2,259,375
Technology Services — 6.88%
Automatic Data Processing, Inc. 3,000 753,390
Fiserv, Inc.
(a)
10,000 1,492,700
MasterCard, Inc., Class A 3,000 1,424,280
3,670,370
Total Common Stocks (Cost $24,851,862) 50,093,421
U.S. GOVERNMENT & AGENCIES
(b)
— 3.17%
Principal
Amount
United States Treasury Bill, – % , 3/7/2024 $ 1,500,000 1,498,686
United States Treasury Bill, – % , 8/29/2024 200,000 194,862
Total U.S. Government & Agencies (Cost $1,693,555) 1,693,548

BFS Equity Fund
Schedule of Investments (continued)
February 29, 2024 - (Unaudited)
MONEY MARKET FUNDS - 3.18% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.25%
(c)
1,697,511 $ 1,697,511
Total Money Market Funds (Cost $1,697,511) 1,697,511
Total Investments — 100.24%
    (Cost $28,242,928) 53,484,480
Liabilities in Excess of Other Assets — (0.24)% (125,593)
NET ASSETS — 100.00% $ 53,358,887
(a) Non-income producing security.
(b) The rate shown represents effective yield at time of purchase.
(c) Rate disclosed is the seven day effective yield as of February 29, 2024.